Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net

December 31
(add 000)	2012	2011
Land and land improvements	$645,095	$620,940
Mineral reserves and interests	430,884	421,820
Buildings	116,332	111,796
Machinery and equipment	2,511,222	2,407,045
Construction in progress	109,054	127,091
	3,812,587	3,688,692
Less allowances for depreciation, depletion and amortization	(2,059,346)	(1,914,401)
Total	$1,753,241	$1,774,291